Cover Document	Jun. 02, 2023
Document Information [Line Items]
Entity Central Index Key	0000055242
Soliciting Material	false
Entity Incorporation, State or Country Code	PA
Document Type	8-K
Document Period End Date	Jun. 02, 2023
Entity Registrant Name	Kennametal Inc.
City Area Code	412
Local Phone Number	248-8000
Written Communications	false
Entity File Number	1-5318
Entity Tax Identification Number	25-0900168
Entity Address, Address Line One	525 William Penn Place
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Pittsburgh,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15219
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Capital Stock, Par Value $1.25 Per Share [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	Capital Stock, par value $1.25 per share
Trading Symbol	KMT
Security Exchange Name	NYSE
Preferred Stock Purchase Rights [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true